Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated audited financial statements include the accounts of CID Holdco, and its wholly-owned subsidiaries, Dot Ai and Dot Works, which are collectively referred to as the “Company” in these consolidated financial statements. All intercompany balances and transactions have been eliminated upon consolidation.

Basis of Presentation

The Consolidated Financial Statements include the accounts of CID Holdco, Inc. and its subsidiaries, with all intercompany transactions and balances eliminated in consolidation. The Company has prepared the Consolidated Financial Statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), as established by the Financial Accounting Standards Board (“FASB”) through the Accounting Standards Codification (“ASC”), and in conformity with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). In the opinion of management, the Consolidated Financial Statements reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the Company’s financial position, results of operations, and cash flows for the periods presented.

Accounting for the Business Combination

The Business Combination is accounted for as a reverse recapitalization, with ShoulderUp being treated as the acquired company and the Legacy Company treated as the accounting acquirer for financial reporting purposes. This accounting treatment is equivalent to the Legacy Company issuing stock for the net assets of ShoulderUp, accompanied by a recapitalization whereby no goodwill or other intangible assets are recorded. Operations prior to the Business Combination are presented as those of the Legacy Company and the accumulated deficit of the Legacy Company has been carried forward after Closing.

All periods prior to the Business Combination have been retrospectively adjusted to reflect the reverse recapitalization. In connection with the reverse recapitalization treatment of the Business Combination, all issued and outstanding securities of ShoulderUp upon Closing were treated as issuances of the Company upon the consummation of the Business Combination.

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Section 21E of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised accounting standard at the time private companies adopt the new or revised standard.

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued Accounting Standards Update (“ASU”) No. 2024-03, Disaggregation of Income Statement Expenses, which requires disclosures of certain additional expense information on an annual and interim basis, including, among other items, the amounts of purchases of inventory, employee compensation, depreciation and intangible asset amortization included within each income statement expense caption, as applicable. The updated standard is effective for our annual periods beginning in fiscal year 2026 and interim periods beginning in the first quarter of fiscal year 2027. The Company is currently evaluating the impact of this guidance but does not anticipate a material impact on its consolidated financial statements or related disclosures.

In November 2024, the FASB issued ASU No. 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Clarifications to Accounting for Certain Convertible Debt Instruments, which amends ASC 470-202 to clarify the requirements related to accounting for the settlement of a debt instrument as an induced conversion. The ASU is intended to improve the relevance and consistency in application of the induced conversion guidance in ASC 470-20 for (a) convertible debt instruments with cash conversion features and (b) debt instruments that are not currently convertible. The ASU removes references limiting induced conversion guidance to settlements in equity, thereby clarifying that the guidance may apply to conversions settled in equity, cash (or other assets), or a combination thereof. It also clarifies that, to qualify for induced conversion accounting, (i) the inducement offer must preserve the form and amount of consideration issuable under the original conversion privileges, (ii) the instrument must contain a substantive conversion feature at issuance and on the date the inducement offer is accepted, and (iii) the conversion must result from changed conversion privileges exercisable only for a limited period. The ASU further provides implementation guidance and examples, and clarifies that inducement expense is measured as the excess of the fair value of the consideration transferred over the fair value of the consideration issuable under the original conversion terms. The amendments in ASU No. 2024-04 are effective for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted. The Company has not early adopted this guidance and is currently evaluating the impact that adoption may have on its consolidated financial statements and related disclosures, including the accounting for its senior secured convertible loan arrangements and any related settlement transactions.

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, requiring public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU No. 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. The Company adopted ASU No. 2023-07 during the year ended December 31, 2024. See Note 18, Segment Reporting, in these notes to the consolidated financial statements for further detail.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which prescribes standardized categories and enhanced disaggregation of information in the rate reconciliation, requires disclosure of disaggregated income taxes paid, and modifies certain other income tax-related disclosure requirements. The standard is effective for fiscal years beginning after December 15, 2024, and was adopted by the Company in its fiscal year 2025 annual reporting period. The Company evaluated the impact of adopting this guidance and, because it continues to operate in a loss position and does not pay income taxes, the adoption did not have a material impact on its consolidated financial statements or related disclosures.

Other than the accounting standards described above, the Company did not adopt any new accounting standards during the year ended December 31, 2025 that had a material impact on its consolidated financial statements. The Company has reviewed all recently issued accounting pronouncements and determined that no other standards adopted during the period materially affected its consolidated financial position, results of operations, cash flows, or related disclosures.

Risks and Uncertainties

The Company’s industry is subject to rapid technological change. The introduction of new technologies will continue to have a significant effect on competitive conditions to which the Company is subject. Certain technologies and industry developments may negatively impact the Company’s ability to compete within certain industry segments. If the Company is unable to develop new solutions that provide utility to its customers and provide enhancements and new features for its existing solutions that keep pace with rapid technological and regulatory changes, the Company’s revenues and results of operations could be adversely affected.

Since some of the inventory that the Company purchases include components produced in foreign countries, the Company is subject to certain risks associated with tariffs on imports that the government of the United States of America imposes, which could adversely impact the Company’s operations.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Company bases its estimates on historical experience, known or expected trends, and various other assumptions that are believed to be reasonable given the quality of information available as of the date of these financial statements. The results of these assumptions provide the basis for making estimates about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ from these estimates. The Company believes judgment is involved in determining capitalized software development costs, useful lives of capitalized software development costs, the fair value of the SAFE agreements, warrant liabilities, embedded derivatives, share-based compensation, obsolete inventory, the put option under the equity line of credit and the valuation allowance on deferred income taxes. The Company bases these estimates on historical and anticipated results, trends, and various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ materially from those estimates and assumptions.

Cash

The Company maintains its cash deposits with major financial institutions, that at times, are greater than the FDIC limit.

Fair Value Measurement

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of us. Unobservable inputs are inputs that reflect our assumptions about the factors that market participants would use in valuing the asset or liability. There are three levels of input that may be used to measure fair value:

●	Level 1 - Quoted prices in active markets for identical assets or liabilities that the entity can access.

●	Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities.

●	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities.

Assets and liabilities measured at fair value are classified based on the lowest level of input that is significant to the fair value measurement. The Company reviews the fair value hierarchy classification on an as needed basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy. The Company recognizes transfers into and out of levels within the fair value hierarchy in the appropriate period in which the actual event or change in circumstances caused the transfer to occur.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets primarily consist of advance payments for goods and services to be received in future periods, including insurance premiums, software licenses, maintenance contracts, and prepaid inventories. Prepaid expenses are recorded at cost and are expensed ratably over the period the benefits are realized. Prepaid inventories are advance payments made to suppliers for inventory that the company has not yet received. The Company periodically reviews the carrying value of prepaid expenses and other current assets to determine if any amounts are no longer recoverable, and records an expense in the period such determination is made.

Accounts Receivable

Accounts receivable are derived from customers located primarily in North America. The Company generally does not require collateral to support customer receivables.

Accounts receivable are reduced by an allowance for credit losses to reserve for potentially uncollectible amounts. The Company evaluates the collectability of its accounts receivable monthly, and amounts are written off when determined to be uncollectible by management. The maximum accounting loss from the credit risk associated with accounts receivable is the amount of the receivable recorded, which is the face amount of the receivable, net of the allowance for credit losses and deferred revenue, if any. The allowance for credit losses reflects the best estimate of probable losses. The Company writes off accounts receivable when they become uncollectible. As of December 31, 2025 and 2024, there was no accounts receivable allowance for credit losses. There were no credit losses for the years ended December 31, 2025 and 2024.

Inventory

Inventory consists of raw materials, work in progress and finished goods and is valued at the lower of cost or net realizable value (“NRV”), with cost determined by the first-in, first-out method. NRV is determined as the estimated selling price in the ordinary course of business less the estimated selling costs. Valuations are periodically performed by management, and a charge to operations is recorded if the carrying value of the item exceeds its estimated NRV. Management also periodically performs a valuation on allowance for excess and obsolete inventory. No valuation allowance was necessary as of December 31, 2025 and 2024.

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Routine maintenance and repair costs are expensed as incurred, while expenditures that materially extend the useful life or improve the functionality of an asset are capitalized. Upon sale, retirement, or other disposition, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in operations. Depreciation on equipment is calculated using the straight-line method for assets with a cost exceeding $5,000 over their estimated useful lives, generally three to five years, except for a laser machine, which is depreciated over an estimated useful life of ten years. Leasehold improvements are depreciated over the shorter of the lease term or their estimated useful lives.

Software Development Costs

In accordance with FASB ASC Topic 350-40, Intangibles-Goodwill and Other-Internal-Use Software, the Company capitalizes software development costs incurred on new applications or enhancements to applications during the application development phase of software for internal use to provide services to customers. These capitalized costs include certain payroll and payroll-related costs for employees and costs for outside consultants who are directly associated with and who devote time to internal-use software projects. Costs incurred prior to the application development phase and after the market release are expensed as incurred.

Internal-use software is amortized on a straight-line basis over its estimated useful life from the date the project is substantially complete and ready for its intended use. The estimated useful life will be determined based on management’s judgment on how long the core technology and functionality serves internal needs and the customer base. Once projects are substantially complete, management will evaluate the useful lives of these assets and will test for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. As of December 31, 2025 and 2024, and for the years then ended, no projects have been substantially completed and ready for their intended use, and no amortization was recorded in the accompanying consolidated statements of operations.

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be fully recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to their fair value, which is normally determined through analysis of the future net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount that the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2025 and 2024, and for the years then ended, no such indicators of impairment were identified, and accordingly, no impairment losses were recognized.

Leases

The Company accounts for leases under ASC 842, Leases. The core principle of this standard is that a lessee should recognize the assets and liabilities that arise from leases, by recognizing in the consolidated balance sheets a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term.

The Company recognizes right-of-use (“ROU”) assets and lease liabilities for leases with terms greater than 12 months. Leases are classified as either finance or operating leases. This classification dictates whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease.

The Company’s leases are capitalized at the present value of the minimum lease payments not yet paid. The Company uses either the rate implicit in the lease, if readily determinable, or the Company’s incremental borrowing rate in order to calculate the net present value of the lease liability. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms and in a similar economic environment. The Company has two operating leases for the facilities located in Bethesda, Maryland and Barceloneta, Puerto Rico.

The Company has elected to not recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less at lease commencement and do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise. The Company recognizes lease costs associated with its short-term leases on a straight-line basis over the lease term. When contracts contain lease and non-lease components, the Company accounts for each component separately. The Company has two short-term leases located in Manati, Puerto Rico and Shirley, Massachusetts.

Variable payments are included in the future lease payments when those variable payments depend on an index or a rate.

Convertible Debt

The Company accounts for its convertible debt instruments in accordance with ASC 480, Distinguishing Liabilities from Equity, and other applicable authoritative guidance. Management evaluates the terms of each instrument to determine the appropriate classification. The Company has concluded that its convertible debt instruments are properly classified as liabilities because they embody contractual obligations to repay principal and interest in cash and do not meet the criteria for equity classification. In addition, the instruments do not represent mandatorily redeemable equity shares or other freestanding equity instruments; rather, they represent debt arrangements with substantive repayment obligations. Accordingly, the instruments are recorded as liabilities on the consolidated balance sheets.

In connection with the short-term borrowings, the Company paid loan initiation fees to the lender. These fees are accounted for as debt issuance costs and recorded as a direct deduction from the carrying amount of the related debt liability. The net carrying amount of the debt, after giving effect to these issuance costs, is accreted to the contractual repayment amount over the term of the loan using the effective interest method, with the amortization recognized as interest expense in the consolidated statements of operations.

Warrants and Embedded Derivatives

The Company’s convertible debt includes a conversion feature and an embedded call option. These features were evaluated to determine whether they require bifurcation from the host debt instrument. Management concluded that the features meet the definition of derivatives under ASC 815, Derivatives and Hedging, and therefore require separation from the host contract. The embedded call option permits the Company, upon a change in control, to call the instrument, representing an additional embedded derivative feature. In assessing the conversion feature, management determined that the number of shares issuable upon conversion is contingent upon stockholder approval to remove the 4.99% beneficial ownership limitation. Because this contingency represents an input that is not consistent with a fixed-for-fixed equity instrument under ASC 815-40-15-7, the conversion feature is not considered indexed to the Company’s common stock and does not qualify for equity classification. Accordingly, the embedded call option and conversion feature were combined and accounted for as a single embedded derivative liability measured at fair value, with changes in fair value recognized in earnings.

The warrants issued in connection with the short-term loan are accounted for as a separate derivative liability. The warrants are measured at fair value at each reporting date, and changes in fair value are recognized in earnings.

Business Combination

The transaction was accounted for as a reverse recapitalization in accordance with ASC 805, Business Combinations. Although ShoulderUp was the legal acquirer in the transaction, the Company was determined to be the accounting acquirer based on the evaluation of the relevant accounting guidance. Accordingly, the transaction was treated for accounting purposes as a reverse recapitalization of the Company. The historical financial statements of the Company became the historical financial statements of the combined entity, and the net assets of ShoulderUp were recorded at their historical carrying amounts. No goodwill or other intangible assets were recognized in connection with the transaction. The equity structure of the combined company was adjusted to reflect the shares issued in the transaction, and transaction costs were accounted for in accordance with applicable guidance.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. The Company primarily recognizes revenue from the sale and delivery of products. As it is still in the early stages of developing its software-as-a-service (SaaS) product, most revenue is derived from product sales, including bridges, gateways, and labels.

Deferred revenue consists of payments received in advance of satisfaction of a performance obligation and is recognized as the performance obligations are satisfied.

The Company operates as a single reportable segment and generates revenue from an integrated offering of hardware products and related software and subscription services. Revenue is disaggregated into product and service categories. Product revenue primarily consists of sales of hardware devices that serve as the initial step in customer adoption of the Company’s cloud-based SaaS platform. Service revenue primarily consists of subscription services providing access to the Company’s software platform, along with related training, support, professional services such as onboarding and consulting, feasibility studies, and certain reseller exclusivity arrangements. The Company’s integrated hardware and software model is designed to expand customer adoption of its platform and strengthen reseller partnerships. All revenue for the periods presented was generated from customers located in the United States. (see Note 18, Segment Reporting.)

The Company entered into an exclusivity agreement on November 8, 2024, and a partner agreement on December 18, 2024, with a major reseller. The exclusivity agreement grants the reseller the exclusive right to sell the Company’s products for one year, with automatic renewal for up to four additional one-year periods if specified sales targets are achieved. The partner agreement provides a 5% purchasing incentive based on the reseller’s quarterly growth in total purchases and requires the Company to contribute at least 1% of revenue toward marketing activities, paid as a rebate. Management concluded that the exclusivity agreement, partner agreement, and future product purchase orders should be combined and accounted for as a single contract under ASC 606.

In connection with the exclusivity agreement, the Company received a $2,000,000 payment from the reseller. Since exclusivity does not represent a distinct performance obligation under ASC 606, the payment was recorded as deferred revenue. Revenue will be recognized over the contract term in proportion to the products and services delivered, based on estimated total sales over the five-year period. These estimates will be reviewed quarterly and adjusted based on the reseller’s actual performance. If the reseller fails to meet sales targets and the agreement is terminated, any remaining deferred revenue will be recognized at that time.

Under ASC 606, both the incentive and rebate represent variable consideration, as they depend on actual sales volume. Management will estimate expected sales and related rebates to determine the transaction price and recognize revenue accordingly. The purchasing incentive and marketing rebate are not separate performance obligations, and variable consideration related to these incentives will be included in revenue only when it is probable that no significant reversal will occur once uncertainties are resolved. The Company will accrue the incentive amount at the end of each quarter when sales revenue is finalized.

The Company pays sales commissions to its sales personnel in connection with customer contracts. As the Company’s revenue is recognized at a point in time and the commission amounts are not significant relative to the related contract period, the Company applies the practical expedient under ASC 340-40 Other Assets and Deferred Costs—Contracts with Customers, to expense incremental costs of obtaining a contract when incurred. Accordingly, all commission expenses are recognized in the period the related customer contract is executed and are not capitalized.

Share-Based Compensation

The Company applies ASC 718, Stock Compensation, when recording share-based compensation. The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option valuation model. The assumptions used in the Black-Scholes valuation model are as follows:

Grant Price - The grant price of the issuances is determined based on the estimated fair value of the shares at the date of grant.

Risk-Free Interest Rate - The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield in effect at the time of grant.

Expected Lives - Due to the Company’s insufficient history of option activity, management utilizes the simplified approach to estimate the options’ expected term, which represents the period of time that options granted are expected to be outstanding.

Expected Volatility - Determined based on management’s estimate or historical volatilities of comparable companies.

Expected Dividend Yield - Based on current yield at the grant date or the average dividend yield over the historical period. The Company has never declared or paid dividends and has no plans to do so in the foreseeable future.

The share-based compensation expense is recognized on a straight-line basis based on the number of awards expected to vest over the requisite service period and is adjusted to reflect those awards that do ultimately vest with the offsetting credit to additional paid-in capital. For further details regarding share-based compensation (see Note 11).

Research and Development Costs

Expenditures related to the research and development of new products and processes are expensed as incurred. Research and development expenses consist primarily of compensation costs and fees paid to consultants and other expenses relating to the development and testing of the Company’s products.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes, using the asset and liability approach. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on the deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company records a valuation allowance against deferred tax assets as deemed necessary.

The Company accounts for the uncertainty in income taxes as prescribed by the minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. As of December 31, 2025 and 2024, the Company has not identified any uncertain tax positions and, accordingly, has not recorded any liability for unrecognized tax benefits.

Basic and Diluted Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss for the period by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares outstanding and potentially dilutive securities outstanding for the period using the treasury stock or if-converted method if their inclusion is dilutive. Diluted net loss per common share is the same as basic net loss per common share because the inclusion of potentially dilutive shares would be anti-dilutive to the calculation of loss and comprehensive loss per common share.

The Company has only one class of shares issued and outstanding. Accordingly, basic and diluted net loss per share is not allocated among multiple classes. Basic and diluted net loss per share for all periods prior to the Closing have been retrospectively adjusted by the exchange ratio to reflect the effect of the reverse recapitalization.

Prior to the Closing, the Company inherited 15,675,000 public and private warrants from ShoulderUp, each exercisable at $11.50 per share. These warrants were considered antidilutive and excluded from the diluted net loss per share calculation for the years ended December 31, 2025 and 2024. During the years ended December 31, 2025, 20,017 of these warrants were forfeited, resulting in a net total of 15,654,983 warrants outstanding as of December 31, 2025.

Acquisition and Integration Costs

The Company incurred acquisition and integration costs of $1,154,857 for the year ended December 31, 2025, primarily related to professional fees, legal and accounting services, severance, and other costs associated with recent Business Combinations.

Transaction Costs

The Company accounts for transaction costs incurred in connection with de-SPAC transactions in accordance with ASC 805, Business Combinations. Costs that are directly attributable to the issuance of equity instruments, such as legal, accounting, and advisory fees related to the merger and recapitalization, are recorded as a reduction to additional paid-in capital. Other costs that are not directly related to the equity issuance, including costs associated with Business Combination activities, are expensed as incurred. The Company evaluates each cost to determine the appropriate accounting treatment based on its nature and purpose.

Revisions and Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. In connection with these reclassifications, certain amounts previously reported within cost of goods sold have been reclassified to operating expense categories, including general and administrative expenses, research and development expenses, sales and marketing expenses, and acquisition and integration expenses, based on the nature of the underlying costs. These reclassifications had no impact on total revenue, loss from operations, net loss, or shareholders’ equity (deficit) for the period presented.

Certain prior period amounts in the consolidated statements of cash flows have also been revised to conform to the current period presentation. Specifically, amounts previously presented as short-term debt, net have been revised to proceeds from issuance of bridge loans within financing activities. As a result of these revisions, net cash used in operating activities and net cash provided by financing activities were adjusted for the respective periods presented. These revisions had no impact on previously reported net loss, total cash flows, or the beginning and ending cash balances for any 2025 period presented.